Financial risk management - D.5. Liquidity risk (Details) - USD ($) $ in Millions	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt and financing	$ (7,744)		$ (5,691)
Lease liabilities	(1,167)		(1,021)
Cash and cash equivalents	895	[1],[2]	875	[2]	$ 1,164	$ 528
Pledged deposits	35		0
Net cash (debt) including derivatives related to debt	(7,961)		(5,825)
Trade payables (excluding accruals)	(38)		(46)
Derivative financial liabilities	(20)		(12)
Put option liability	(290)	[1]	(262)
Trade receivables	405	[1]	351
Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt and financing	(7,744)		(5,691)
Lease liabilities	(1,167)		(1,021)
Cash and cash equivalents	895		875
Pledged deposits	35		0
Refundable deposit	0		0
Derivative financial instruments	20		12
Net cash (debt) including derivatives related to debt	(7,961)		(5,825)
Future interest commitments related to debt and financing			(1,484)
Future interest commitments related to debt and financing	(1,524)
Future interest commitments related to leases	(704)		(759)
Trade payables (excluding accruals)	(624)		(576)
Other financial liabilities (including accruals)	(1,141)		(1,214)
Put option liability	(290)		(262)
Trade receivables	405		351
Other financial assets	442		735
Net financial liabilities	(11,396)		(9,034)
Liquidity risk | Less than 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt and financing	(1,840)		(113)
Lease liabilities	(171)		(123)
Cash and cash equivalents	895		875
Pledged deposits	35		0
Refundable deposit	0		0
Derivative financial instruments	0		0
Net cash (debt) including derivatives related to debt	(1,082)		639
Future interest commitments related to debt and financing			(311)
Future interest commitments related to debt and financing	(340)
Future interest commitments related to leases	(144)		(146)
Trade payables (excluding accruals)	(624)		(576)
Other financial liabilities (including accruals)	(1,141)		(1,185)
Put option liability	(290)		(262)
Trade receivables	405		351
Other financial assets	344		568
Net financial liabilities	(2,871)		(922)
Liquidity risk | 1 to 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt and financing	(2,294)		(1,824)
Lease liabilities	(591)		(525)
Cash and cash equivalents	0		0
Pledged deposits	0		0
Refundable deposit	0		0
Derivative financial instruments	20		12
Net cash (debt) including derivatives related to debt	(2,865)		(2,336)
Future interest commitments related to debt and financing			(1,069)
Future interest commitments related to debt and financing	(1,086)
Future interest commitments related to leases	(380)		(410)
Trade payables (excluding accruals)	0		0
Other financial liabilities (including accruals)	0		(29)
Put option liability	0		0
Trade receivables	0		0
Other financial assets	98		167
Net financial liabilities	(4,234)		(3,676)
Liquidity risk | Greater than 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt and financing	(3,610)		(3,755)
Lease liabilities	(404)		(373)
Cash and cash equivalents	0		0
Pledged deposits	0		0
Refundable deposit	0		0
Derivative financial instruments	0		0
Net cash (debt) including derivatives related to debt	(4,014)		(4,128)
Future interest commitments related to debt and financing			(104)
Future interest commitments related to debt and financing	(98)
Future interest commitments related to leases	(179)		(203)
Trade payables (excluding accruals)	0		0
Other financial liabilities (including accruals)	0		0
Put option liability	0		0
Trade receivables	0		0
Other financial assets	0		0
Net financial liabilities	$ (4,291)		$ (4,435)
Commercial Banks | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Concentration risk percentage	41.00%		20.00%
Bonds | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Concentration risk percentage	46.00%		64.00%
Development Finance Institutions | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Concentration risk percentage	0.00%		1.00%
Leases | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Concentration risk percentage	13.00%		15.00%

[1]	The assets and liabilities of Tigo Guatemala are fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details. As a result, numbers might not be directly comparable with previous years' figures.
[2]	The cash flows of Tigo Guatemala are fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details. As a result, numbers might not be directly comparable with previous years' figures.